Credit Facility (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Credit Facilities
6.    Credit Facilities

We have a credit facility agreement with Berkadia Commercial Mortgage, LLC (the "Berkadia Credit Facility"), for which we have an advance of $35,995,000 secured by Cottonwood West Palm. The advance is interest-only until maturity and bears a fixed interest rate of 3.93%. The advance matures on May 30, 2029 and can be prepaid subject to certain fees and conditions. There is no limit on the amount that we can draw on the Berkadia Credit Facility so long as we maintain the loan-to-value ratio and other requirements set forth in the loan documents.

On March 19, 2020, in conjunction with the acquisition of Cottonwood One Upland, we entered a secured revolving credit facility agreement with J.P. Morgan Chase Bank, N.A., an unaffiliated lender (the “JP Morgan Credit Facility”). Pursuant to the terms of the JP Morgan Credit Facility, we may obtain advances secured against Cottonwood One Upland up to the amount of $67,600,000, subject to certain debt service coverage ratio requirements. Upon the closing of Cottonwood One Upland, our initial advance was $50,000,000. During the three months ended September 30, 2020, our total borrowings on this credit facility decreased to $48,500,000.

The JP Morgan Credit Facility has an initial maturity date of March 19, 2023 with the option to extend for two one-year periods subject to the satisfaction of certain conditions set forth in the loan agreement. The advances carry an interest-only term and bear floating interest rates of 1-month LIBOR plus a spread ranging from 1.50% to 1.75%, depending on certain debt yield metrics set forth in the loan agreement and as evidenced by a promissory note. We have the right to prepay all or a portion of the JP Morgan Credit Facility at any time subject to certain conditions contained in the loan documents.

We may finance other future acquisitions through the JP Morgan Credit Facility. The aggregate loan-to-value ratio for all advances made with respect to the JP Morgan Credit Facility cannot exceed 65% at the time any advance is made. The limit on the amount that we can borrow under the JP Morgan Credit Facility is $125,000,000 so long as we maintain the loan-to-value and debt coverage ratios, and other requirements set forth in the JP Morgan Credit Facility loan documents. Each advance will be cross-collateralized with the other advances. The JP Morgan Credit Facility permits us to sell the multifamily apartment communities that are secured by the JP Morgan Credit Facility individually provided that certain loan-to-value and debt coverage ratios, and other requirements, are met.

We were in compliance with all covenants associated with our outstanding credit facilities as of September 30, 2020.

6. Credit Facility

On May 30, 2019, we entered into a Master Credit Facility Agreement with Berkadia Commercial Mortgage, LLC (the “Credit Facility”) and obtained an advance secured against Cottonwood West Palm in the amount of $35,995,000. The advance carries an interest-only term of 10 years and bears a fixed interest rate of 3.93%. We have the right to prepay all or a portion of the Facility at any time subject to certain fees and conditions contained in the loan documents. The Credit Facility is presented net of the origination fees that were incurred to obtain the financing.

We may finance other future acquisitions through the Credit Facility. The aggregate loan-to-value ratio for all advances made cannot exceed 65% at the time any advance is made. There is no limit on the amount that we can borrow so long as we maintain loan-to-value ratio and other requirements as set forth in the agreement. Each advance will be cross-collateralized with the other advances. We are permitted to sell the multifamily apartment communities that are secured by the Credit Facility individually, provided that certain debt coverage ratios and other requirements are met. We are in compliance with all debt covenants as of December 31, 2019.